Schedule of Assets (Held at End of Year) - Schedule of Assets (Details) - EBP 005	12 Months Ended
Dec. 31, 2025 USD ($)
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Entity Tax Identification Number	54-1229715
Employee Benefit Plan, Plan Number	005
Employee benefit plan, asset held for investment, participant loan, interest rate	1.00%
Current Value	$ 250,449,827
Employee Benefit Plan, Asset Held for Investment, Participant Loan, after Deemed Distribution	$ 10,722,711
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Total assets (held at end of year)	$ 261,172,538
Minimum
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, asset held for investment, participant loan, interest rate	4.25%
Employee Benefit Plan Participant Loans Maturity Year	2026
Maximum
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, asset held for investment, participant loan, interest rate	9.50%
Employee Benefit Plan Participant Loans Maturity Year	2030
Common/Collective Trust Funds
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 138,631,899
Investment, Identifier [Axis]: Bank of New York Mellon, BNY EB Temporary Investment Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Bank Of New York Mellon [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common/Collective Trust Funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 418,934
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Capital Group, EuroPacific Growth Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Capital Group [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common/Collective Trust Funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 7,584,415
Investment, Identifier [Axis]: Dominion Energy, Inc., Dominion Energy Common Stock
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Dominion Energy Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Dominion Energy common stock
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 111,817,928
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Fidelity Investments, FIAM Small Cap Core Commingled Pool
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Investments [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common/Collective Trust Funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 727,328
Investment, Identifier [Axis]: The Vanguard Group, Inc., Target Retirement 2025 Trust Plus
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	The Vanguard Group Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common/Collective Trust Funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 9,514,028
Investment, Identifier [Axis]: The Vanguard Group, Inc., Target Retirement 2030 Trust Plus
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	The Vanguard Group Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common/Collective Trust Funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 12,537,982
Investment, Identifier [Axis]: The Vanguard Group, Inc., Target Retirement 2035 Trust Plus
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	The Vanguard Group Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common/Collective Trust Funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 13,083,624
Investment, Identifier [Axis]: The Vanguard Group, Inc., Target Retirement 2040 Trust Plus
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	The Vanguard Group Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common/Collective Trust Funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 15,043,992
Investment, Identifier [Axis]: The Vanguard Group, Inc., Target Retirement 2045 Trust Plus
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	The Vanguard Group Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common/Collective Trust Funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 18,137,561
Investment, Identifier [Axis]: The Vanguard Group, Inc., Target Retirement 2050 Trust Plus
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	The Vanguard Group Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common/Collective Trust Funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 23,997,121
Investment, Identifier [Axis]: The Vanguard Group, Inc., Target Retirement 2055 Trust Plus
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	The Vanguard Group Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common/Collective Trust Funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 17,254,667
Investment, Identifier [Axis]: The Vanguard Group, Inc., Target Retirement 2060 Trust Plus
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	The Vanguard Group Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common/Collective Trust Funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 8,901,379
Investment, Identifier [Axis]: The Vanguard Group, Inc., Target Retirement 2065 Trust Plus
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	The Vanguard Group Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common/Collective Trust Funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 6,262,937
Investment, Identifier [Axis]: The Vanguard Group, Inc., Target Retirement 2070 Trust Plus
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	The Vanguard Group Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common/Collective Trust Funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 905,143
Investment, Identifier [Axis]: The Vanguard Group, Inc., Target Retirement Income & Growth Trust Plus
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	The Vanguard Group Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common/Collective Trust Funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 4,262,788